SIMPSON THACHER & BARTLETT LLP

900 G Street, N.W.

Washington, D.C. 20001

June 2, 2021

Re:     Blackstone Long-Short Credit Income Fund (the “Fund”)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Blackstone Long-Short Credit Income Fund (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement is being filed to register sales of the Fund’s common shares pursuant to Rule 415 under the 1933 Act.

Any questions or communications regarding this filing should be directed to Christopher Healey (Christopher.Healey@stblaw.com or (202) 636-5879) or Rajib Chanda (Rajib.Chanda@stblaw.com or (202) 636-5543).

Very truly yours,

/s/ Christopher Healey

Christopher Healey